Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

Commitments

(a) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable time charter contracts, as of June 30, 2024 were:

Year ending June 30,	Amount
2025	$447,811
2026	389,820
2027	305,380
2028	299,529
2029	273,642
Thereafter	786,617
Total	$2,502,799

(b)  Commitments for the acquisition of vessel owning companies from a related party and vessels under construction: As of June 30, 2024, the Partnership had outstanding commitments relating to acquisitions of vessel owning companies from a related party and vessels under construction amounting to $486,000 and $1,490,121, respectively which will be financed through the issuance of debt and cash at hand (Notes 4, 5).

13. Commitments and Contingencies - Continued

Commitments - Continued

(b) Commitments for the acquisition of vessel owning companies from a related party and vessels under construction - Continued

The following table contains details of the commitments for the acquisition of vessel owning companies from a related party and for vessels under construction:

Year ending June 30,	Acquisition of vessel owning companies from CMTC	Vessels under construction	Total
2025	$—	$171,395	$171,395
2026	486,000	369,157	855,157
2027	—	913,641	913,641
2028	—	35,928	35,928
Total	$486,000	$1,490,121	$1,976,121

(c)  Supervision Services Commitments: As of June 30, 2024, the Partnership had outstanding commitments relating to supervision services agreements for vessels under construction, amounting to $6,400 (Notes 4, 5b).

The following table contains details of supervision services commitments:

Year ending June 30,	Amount
2025	$1,467
2026	2,083
2027	2,717
2028	133
Total	$6,400